Net Loss Per Share Attributable to Common Stockholders - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares shares in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	41,388	112,744	119,521	110,971
Redeemable convertible preferred stock on an as-if converted basis
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	74,907	74,907	74,907
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	22,211	23,819	23,240	24,835
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	18,172	14,017	21,374	11,228
Shares issuable pursuant to the ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,004	0	0	0